Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred
Provision for income taxes		$ 98,347	$ 150,578
BVI [Member]
Current
Current provision for income taxes
Deferred
Deferred provision for income taxes
Hong Kong [Member]
Current
Current provision for income taxes		98,347	150,578
Deferred
Deferred provision for income taxes
Singapore [Member]
Current
Current provision for income taxes
Deferred
Deferred provision for income taxes